Trade Accounts Receivable, Net - Summary of Allowance for Doubtful Trade Accounts Receivable (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure Of Allowance For Doubtful Accounts [abstract]
Allowance for doubtful accounts, beginning balance	$ (5,387)	R$ (20,871)	R$ (1,722)	R$ (555)
Allowance for doubtful accounts, Additions	(3,359)	(13,014)	(25,443)	(6,227)
Adjustment from adoption of IFRS 9	(599)	(2,322)
Adjustment from adoption of IFRS 9	(181)	(701)
Sale of Mexico operation	40	155
Allowance for doubtful accounts, Write-offs	4,028	15,606	6,294	5,060
Allowance for doubtful accounts, ending balance	$ (5,458)	R$ (21,147)	R$ (20,871)	R$ (1,722)